Risk management - Disclosure of concentrations, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,545
Spain | Real estate operations in Spain | Gross carrying amount | Without mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	13
Spain | Real estate operations in Spain | Gross carrying amount | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	2,532
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	934
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Residential
Disclosure of credit risk exposure [line items]
Financial assets	634
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Other
Disclosure of credit risk exposure [line items]
Financial assets	300
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	1,580
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Residential
Disclosure of credit risk exposure [line items]
Financial assets	1,534
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Other
Disclosure of credit risk exposure [line items]
Financial assets	46
Spain | Real estate operations in Spain | Gross carrying amount | Land | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	18
Spain | Real estate operations in Spain | Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	13
Spain | Real estate operations in Spain | Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 5